Note 16 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013	2012

Income tax expense using combined statutory rate of 26.5% (2013 - 26.5%, 2012 - 26.5%)	$32,117	$18,233	$16,463
Permanent differences	4,507	4,125	3,286
Tax effect of flow through entities	(1,005)	(2,156)	(3,663)
Impairment and other charges	669	-	676
Impact of changes in foreign exchange rates	(1,172)	(518)	1,546
Adjustments to tax liabilities for prior periods	274	925	721
Effects of changes in enacted tax rates	12	250	(14)
Changes in liability for unrecognized tax benefits	(5,015)	181	352
Stock-based compensation	1,779	2,201	(47)
Foreign, state and provincial tax rate differential	(1,312)	(3,726)	(714)
Impact of expired losses	696	-	-
Tax on preferred shares	-	880	-
Other taxes	1,735	1,906	94
Change in valuation allowances	(1,486)	(97)	2,033
Provision for income taxes as reported	$31,799	$22,204	$20,733

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2014	2013	2012

Canada	$18,078	$1,977	$22,438
United States	7,974	3,154	8,713
Australia	42,224	33,061	25,800
Foreign	52,922	30,613	5,175
Total	$121,198	$68,805	$62,126

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2014	2013	2012

Current
Canada	$144	$11,137	$5,771
United States	4,123	2,588	17,865
Australia	13,393	11,088	8,526
Foreign	14,677	11,860	4,729
	32,337	36,673	36,891

Deferred
Canada	4,086	(7,627)	364
United States	(2,403)	(2,435)	(14,500)
Australia	(384)	(1,079)	(743)
Foreign	(1,837)	(3,328)	(1,279)
	(538)	(14,469)	(16,158)
Total	$31,799	$22,204	$20,733

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013

Deferred income tax assets
Loss carry-forwards	$79,932	$91,957
Expenses not currently deductible	33,240	23,467
Stock-based compensation	4,797	3,956
Basis differences of partnerships and other entities	17,442	14,173
Allowance for doubtful accounts	4,405	4,580
Inventory and other reserves	4,006	2,554
	143,822	140,687
Less: valuation allowance	(14,560)	(14,120)
	129,262	126,567
Deferred income tax liabilities
Depreciation and amortization	36,205	31,165
Prepaid and other expenses deducted for tax purposes	1,804	1,427
	38,009	32,592
Net deferred income tax asset	$91,253	$93,975

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2014	2013	2014	2013	2014	2013

Canada	$57,929	$72,526	$264	$2,438	$57,665	$70,088
United States	145,269	164,414	4,099	4,099	141,170	160,315
Australia	-	304	-	-	-	304
Foreign	45,508	46,901	32,937	41,412	12,571	5,489
	Loss carry forward		Gross losses not recognized		Net
	2014	2013	2014	2013	2014	2013

Canada	$4,655	$939	$4,655	$939	$-	$-
United States	-	4,197	-	4,197	-	-
Australia	7,434	8,123	7,434	8,123	-	-

Summary of Income Tax Contingencies [Table Text Block]
Balance, December 31, 2012	$7,914
Increases based on tax positions related to 2013	384
Increases for tax positions of prior periods	562
Reduction for lapses in applicable statutes of limitations	(840)

Balance, December 31, 2013	8,020
Increases based on tax positions related to 2014	65
Increases for tax positions of prior periods	1,595
Reduction for settlements with taxing authorities	(3,713)
Reduction for lapses in applicable statutes of limitations	(1,634)

Balance, December 31, 2014	$4,333